REVENUE - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Amounts recognized in the consolidated balance sheets:
Deferred revenue (current)	$ 766.1		$ 846.6
Deferred revenue (non-current)	$ 109.2		120.3
Period beyond which interest and fee income accrue on credit card accounts	90 days
Period for which interest and fee income accrue until balance, interest and fees paid or charged off	180 days
Discontinued Operations, Held-for-sale | Epsilon
Change in Contract with Customer, Liability
Deferred revenue	$ 19.7	$ 22.8
Amounts recognized in the consolidated balance sheets:
Unamortized contract costs	4.8
LoyaltyOne
Change in Contract with Customer, Liability
Deferred revenue	875.3		966.9
Cash proceeds	519.5
Revenue recognized	(537.6)
Other	0.7
Effects of foreign currency translation	(74.2)
Amounts recognized in the consolidated balance sheets:
Deferred revenue (current)	766.1
Deferred revenue (non-current)	109.2
LoyaltyOne | Other current liabilities
Change in Contract with Customer, Liability
Deferred revenue	110.2	$ 87.5
Revenue recognized	506.5
Service
Change in Contract with Customer, Liability
Deferred revenue	248.0		283.8
Cash proceeds	194.7
Revenue recognized	(209.2)
Effects of foreign currency translation	(21.3)
Amounts recognized in the consolidated balance sheets:
Deferred revenue (current)	138.8
Deferred revenue (non-current)	109.2
Redemption
Change in Contract with Customer, Liability
Deferred revenue	627.3		683.1
Cash proceeds	324.8
Revenue recognized	(328.4)
Other	0.7
Effects of foreign currency translation	(52.9)
Amounts recognized in the consolidated balance sheets:
Deferred revenue (current)	627.3
Card Services
Amounts recognized in the consolidated balance sheets:
Unamortized contract costs	372.5
Amortization of contract costs	68.7
Impairment of contract costs	$ 0.0
Period beyond which interest and fee income accrue on credit card accounts	90 days
Period for which interest and fee income accrue until balance, interest and fees paid or charged off	180 days
Amortization term of direct loan amortization costs	1 year
Unamortized deferred costs related to loan origination	$ 40.6		$ 45.5
Card Services | Cost of operations
Amounts recognized in the consolidated balance sheets:
Amortization of contract costs	$ 9.8